Employee benefits (Details 8) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	$ (500,072)	$ (512,210)	$ (462,554)
Rate increase (+ 1%)	(443,715)	(473,881)	(425,210)
Rate decrease (- 1%)	(507,920)	(556,262)	(475,546)
Pension Plan [Member]
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	(358,635)	(343,485)	(308,885)
Rate increase (+ 1%)	(313,585)	(314,460)	(280,316)
Rate decrease (- 1%)	(364,699)	(377,114)	(312,017)
Seniority Premium [Member]
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	(119,973)	(99,735)	(93,877)
Rate increase (+ 1%)	(109,872)	(94,308)	(88,657)
Rate decrease (- 1%)	(121,572)	(105,810)	(99,733)
Constructive Obligation [Member]
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	(21,464)	(68,990)	(59,792)
Rate increase (+ 1%)	(20,258)	(65,113)	(56,237)
Rate decrease (- 1%)	$ (21,649)	$ (73,338)	$ (63,796)